Balance Sheet and Other Details (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Apr. 03, 2010	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Feb. 28, 2001 item
Property, Plant and Equipment
Property, plant and equipment, gross	$ 765.6				$ 702.9					$ 765.6	$ 702.9
Less: Accumulated depreciation	(512.7)				(454.0)					(512.7)	(454.0)
Property, plant and equipment, net	252.9				248.9					252.9	248.9
Depreciation expense										69.2	63.3	57.3
Loss (gain) on disposal and impairment of long-lived assets	0.3	0.2	0.2	0.5	1.3	0.2				1.2	1.5	(2.0)
Prepayments and Other Current Assets
Prepayments	30.9				33.4					30.9	33.4
Advances to contract manufacturers	18.4				13.2					18.4	13.2
Deferred income taxes	2.3				2.0					2.3	2.0
Refundable income taxes	4.7				2.5					4.7	2.5
Other receivables	13.0				10.0					13.0	10.0
Other current assets	7.9				9.1					7.9	9.1
Total prepayments and other current assets	77.2				70.2					77.2	70.2
Other Current Liabilities
Deferred compensation plan	4.6				5.7					4.6	5.7
Warranty accrual	8.1				7.9					8.1	7.9
VAT liabilities	2.7				3.2					2.7	3.2
Restructuring accrual	8.6				11.0					8.6	11.0
Deferred taxes	3.1				1.5					3.1	1.5
Other	10.8				11.7					10.8	11.7
Total other current liabilities	37.9				41.0					37.9	41.0
Other Non-Current Liabilities
Pension accrual and post-employment benefits	85.2				81.3					85.2	81.3
Deferred taxes	4.7				8.6					4.7	8.6
Restructuring accrual	4.0				4.4					4.0	4.4
Financing obligation	35.4				33.2					35.4	33.2
Non-current income taxes payable	9.3				10.2					9.3	10.2
Asset retirement obligations	9.2				9.4					9.2	9.4
Long-term deferred revenue	16.1				22.1					16.1	22.1
Other	12.7				11.7					12.7	11.7
Total other non-current liabilities	176.6				180.9					176.6	180.9
Interest and other income (expense)
Interest income										3.5	3.9	6.3
Foreign exchange gains (losses), net										0.3	(1.5)	(0.7)
Proceeds from Nortel class action settlement										0.3	0.3	3.4
Proceeds from insurance claims	9.4									9.4
Loss on repurchase of Convertible Notes										(0.7)
Gain on equity investments												2.0
Impairment of investments										(0.3)	(0.2)	(1.4)
Other income (expense), net										(1.3)	(0.3)	(1.4)
Total interest and other income (expense), net	10.3	0.1	0.9	(0.1)	0.4		1.5	0.3		11.2	2.2	8.2
Sale of Zurich, Switzerland subsidiary to Nortel Networks Corporation
Number of shares received in connection with sale of subsidiary (in shares)													65.7
Number of class action lawsuits in which Nortel involved													2
Cash received in settlement of litigation				0.3	0.3				3.4
Proceeds from insurance claims, net of deductions	10.5
Santa Rosa Sale Leaseback Transaction
Property, Plant and Equipment
Property, plant and equipment, net	14.6				17.3					14.6	17.3
Other Non-Current Liabilities
Financing obligation	28.5				29.4					28.5	29.4
Land
Property, Plant and Equipment
Property, plant and equipment, gross	14.1				16.5					14.1	16.5
Building and improvements
Property, Plant and Equipment
Property, plant and equipment, gross	35.8				39.9					35.8	39.9
Machinery and equipment
Property, Plant and Equipment
Property, plant and equipment, gross	421.3				370.8					421.3	370.8
Furniture, fixtures, software and office equipment.
Property, Plant and Equipment
Property, plant and equipment, gross	166.1				152.4					166.1	152.4
Leasehold improvements
Property, Plant and Equipment
Property, plant and equipment, gross	95.3				86.5					95.3	86.5
Construction in progress
Property, Plant and Equipment
Property, plant and equipment, gross	33.0				36.8					33.0	36.8
Eningen site sale and leaseback transaction
Property, Plant and Equipment
Property, plant and equipment, net	$ 6.8									$ 6.8